Segment Information (Details) - Schedule of financial information related to our reportable segments and corporate - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Segment Reporting Information [Line Items]
Net revenue	$ 1,625,901	$ 970,857	$ 2,974,639	$ 1,714,770	$ 4,299,717	$ 1,212,870
Cost of revenue	1,794,419	731,309	3,366,589	1,940,715	5,300,037	1,495,042
Gross margin	(168,518)	239,548	(391,950)	(225,945)	(1,000,320)	(282,172)
Research and development	224,512	56,598	451,166	385,450	983,528	257,431
Marketing	1,277,510	4,194,524	3,369,531	6,237,179	9,626,982	2,854,904
Stock based compensation	2,141,218	1,940,250	3,222,010	3,510,489	9,661,168	6,861,163
Impairment of goodwill					1,035,795
General and administrative not including depreciation, amortization, or Impairment	4,181,666	2,428,971	7,284,104	3,876,687	9,975,360	5,858,454
Depreciation and amortization					397,440	157,761
Impairment of intangibles					688,127	11,450
Total operating expenses	7,824,906	8,620,343	14,610,758	14,100,847	32,368,400	16,001,163
Interest expense					(372,106)	(372,106)
All other expenses					(3,638,327)	(7,557,342)
Other expenses, net	(711,514)	(181,681)	(583,278)	(878,921)	(4,010,433)	(7,929,448)
Loss before income tax provision and equity in net loss from unconsolidated investments	(8,704,938)	(8,562,476)	(15,585,986)	(15,205,713)	(37,379,153)	(24,212,783)
Creatd Labs [Member]
Segment Reporting Information [Line Items]
Net revenue	496,673	295,805	908,680	522,463	1,926,374	375,043
Cost of revenue	718,636	336,339	1,348,265	892,562	3,186,240	652,259
Gross margin	(221,963)	(40,534)	(439,585)	(370,099)	(1,259,866)	(277,216)
Research and development	134,724	33,963	270,733	231,299	758,293	227,656
Marketing	665,293	3,565,345	1,754,761	5,301,602	8,182,935	2,426,668
Stock based compensation	413,585	374,768	622,345	678,066	1,727,021	1,226,495
Impairment of goodwill
General and administrative not including depreciation, amortization, or Impairment	130,342	75,711	227,045	120,836	3,918,130	2,301,088
Depreciation and amortization
Impairment of intangibles
Total operating expenses					14,586,379	6,181,907
Interest expense					(12,706)	(15,828)
All other expenses
Other expenses, net					(12,706)	(15,828)
Loss before income tax provision and equity in net loss from unconsolidated investments	(1,570,239)	(4,094,653)	(3,344,667)	(6,753,847)	(15,858,951)	(6,474,951)
Creatd Ventures [Member]
Segment Reporting Information [Line Items]
Net revenue	486,250		889,610		90,194
Cost of revenue	649,433		1,218,430		148,989
Gross margin	(163,183)		(328,820)		(58,940)
Research and development					131
Marketing	538,296		1,419,797
Stock based compensation	374,922		564,166		1,560,546
Impairment of goodwill
General and administrative not including depreciation, amortization, or Impairment	367,222		639,669		1,665,783
Depreciation and amortization					100,633
Impairment of intangibles
Total operating expenses					3,327,093
Interest expense
All other expenses
Loss before income tax provision and equity in net loss from unconsolidated investments	(1,443,623)		(3,105,245)		(3,385,888)
Creatd Partners [Member]
Segment Reporting Information [Line Items]
Net revenue	642,978	675,052	1,176,349	1,192,307	2,283,149	837,827
Cost of revenue	426,350	394,970	799,894	1,048,153	1,964,808	842,783
Gross margin	216,628	280,082	376,455	144,154	318,341	(4,956)
Research and development	89,788	22,635	180,433	154,151	225,104	29,775
Marketing	73,921	419,452	194,973	623,718	962,698	285,490
Stock based compensation	429,729	389,396	646,637	704,533	1,884,986	1,338,678
Impairment of goodwill					1,035,795
General and administrative not including depreciation, amortization, or Impairment	381,432	221,560	664,423	353,614	1,600,212	939,792
Depreciation and amortization					252,730	132,768
Impairment of intangibles					688,127
Total operating expenses					6,649,652	2,726,504
Interest expense
All other expenses
Other expenses, net
Loss before income tax provision and equity in net loss from unconsolidated investments	(758,242)	(772,961)	(1,386,167)	(1,716,280)	(6,331,311)	(2,731,460)
Corporate [Member]
Segment Reporting Information [Line Items]
Net revenue
Cost of revenue
Gross margin
Research and development
Marketing				311,859	481,349	142,745
Stock based compensation	922,982	209,727	1,388,862	2,127,890	4,488,615	4,295,990
Impairment of goodwill
General and administrative not including depreciation, amortization, or Impairment	3,302,670	1,176,086	5,752,967	3,402,237	2,791,236	2,592,581
Depreciation and amortization					44,076	24,993
Impairment of intangibles						11,450
Total operating expenses					11,803,003	7,067,759
Interest expense					(359,400)	(356,278)
All other expenses					(3,638,327)	(7,557,342)
Other expenses, net					(3,997,727)	(7,913,620)
Loss before income tax provision and equity in net loss from unconsolidated investments	$ (4,932,834)	$ (3,694,862)	$ (7,749,907)	$ (6,735,586)	$ (11,803,003)	$ (14,981,379)